Commitments and Contingencies - Additional Information (Detail) - USD ($)						1 Months Ended					3 Months Ended				9 Months Ended	12 Months Ended
	Aug. 09, 2022	Mar. 29, 2022	Oct. 19, 2021	Mar. 24, 2021	Jun. 28, 2019	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2022	Jan. 31, 2021	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 06, 2022
Commitments And Contingencies [Line Items]
Incremental Assets Under Management	$ 700,000,000				$ 700,000,000
Earn Out Unit Exchange Per Share															$ 10.66	$ 10.66
Maximum weighted-average number of shares outstanding percentage															100.00%	100.00%
Redemptions of common stock, value											$ 479	$ 310		$ 112		$ 112	$ 390	$ 165
Loss contingency other non-cancellable future payments due in year one											2,100,000				$ 2,100,000	2,400,000
Loss contingency other non-cancellable future payments due in year two											$ 2,600,000				$ 2,600,000	$ 2,500,000
Loss contingency other non-cancellable future payments due year one																2023
Loss contingency other non-cancellable future payments due year two																2024
Loss contingency other non-cancellable future payment due year one															2023
Loss contingency other non-cancellable future payment due year two															2024
Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Amendment, suspension or termination period of share															10 days	10 years
Share Redemption Program
Commitments And Contingencies [Line Items]
Amendment, suspension or termination period of share															30 days	30 days
Net asset value per share and redemption price																			$ 15.21
Maximum weighted-average number of shares outstanding percentage															5.00%	5.00%
Redemptions of common stock (in shares)															1,200,000	200,000	400,000	200,000
Redemptions of common stock, value							$ 7,200,000	$ 4,700,000	$ 1,700,000	$ 700,000					$ 18,900,000	$ 2,400,000	$ 5,600,000	$ 2,000,000
Share Redemption Program | Subsequent Event
Commitments And Contingencies [Line Items]
Redemptions of common stock, value						$ 7,000,000
Operating Partnership Redemption Rights
Commitments And Contingencies [Line Items]
Number of shares issuable upon conversion of partnership units															1	1
Requisite minimum outstanding period for conversion eligibility															1 year	1 year
Class A and Class T Common Stock | Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Estimated value per share under distribution reinvestment plan											$ 15.21				$ 15.21	$ 15.21
Class A Common stock
Commitments And Contingencies [Line Items]
Earn Out Unit Exchange Per Share			$ 10.66
Class A Common stock | Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Shares issued pursuant to distribution reinvestment plan															7,900,000
Class T Common stock | Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Shares issued pursuant to distribution reinvestment plan															1,100,000
Redeemable Common Stock
Commitments And Contingencies [Line Items]
Redemptions of common stock, value											$ 7,039,198	$ 7,237,836	$ 4,715,055				5,565,829
Redeemable Common Stock | Share Redemption Program
Commitments And Contingencies [Line Items]
Redemptions of common stock, value																	$ 3,900,000	$ 1,300,000
Class A-1 Units
Commitments And Contingencies [Line Items]
Number of shares issuable upon conversion of partnership units	1,094,434	1,094,434		1,121,795
Class A-2 Units
Commitments And Contingencies [Line Items]
Limited Partnership Units					3,283,302
Number of shares issuable upon conversion of partnership units	1,094,434	1,094,434		1,094,434
Class A-2 Units | Maximum
Commitments And Contingencies [Line Items]
Incremental Assets Under Management					$ 500,000,000
Class A-2 Units | Minimum
Commitments And Contingencies [Line Items]
Incremental Assets Under Management					$ 300,000,000